Segment information (Tables)	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Summary of Information on Reportable Segments
Information on reportable segments

	Fiscal year ended September 30, 2021
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	165.4	607.6	105.2	878.3
External revenue	165.4	607.0	99.5	872.0
Intersegment revenue	—	0.5	5.8	6.3
Segment Adjusted EBITDA	7.2	41.4	(5.9)	42.6
Segment Assets	156.3	450.6	95.9	702.8
Segment Liabilities	124.4	284.9	128.2	537.5

	Fiscal year ended September 30, 2020
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	125.9	497.5	84.4	707.8
External revenue	125.5	497.4	80.4	703.3
Intersegment revenue	0.4	0.1	4.0	4.5
Segment Adjusted EBITDA	2.2	24.8	(4.7)	22.3
Segment Assets	122.5	435.7	82.1	640.3
Segment Liabilities	84.6	273.5	96.1	454.2

	Fiscal year ended September 30, 2019
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	98.2	370.0	72.4	540.6
External revenue	96.1	370.0	70.7	536.8
Intersegment revenue	2.1	—	1.7	3.8
Segment Adjusted EBITDA	3.7	4.3	(4.4)	3.6
Segment Assets	125.1	396.2	65.9	587.2
Segment Liabilities	80.2	231.9	66.6	378.7

Summary of Reconciliation of the Performance Indicators Presented in Segment Information
The following table reconciles the performance indicators presented in the segment information to the consolidated statement
s
of profit or loss and other comprehensive Income of SIGNA Sports United Group.

	September 30,
EUR million	2021	2020	2019
Segment Adjusted EBITDA total	42.6	22.3	3.6
Unallocated corporate costs	(13.6)	(6.7)	(4.7)
Acquisition related charges (1)	(0.5)	(0.4)	(0.8)
Reorganization and restructuring costs (2)	(7.4)	(3.2)	(0.7)
Consulting fees (3)	(23.1)	(1.3)	(4.8)
Share-based compensation (4)	(2.7)	(0.1)	(0.1)
Ramp-up cost (5)	(0.8)	(0.8)	(2.8)
Other items not directly related to current operations (6)	(0.1)	(2.5)	(1.2)

Result from investments accounted for at equity	(1.3)	(0.7)	(0.0)

Finance costs	(9.7)	(8.7)	(7.4)

Finance income	3.0	0.2	0.2

Depreciation and amortization	(30.9)	(25.6)	21.0

Earnings before taxes (EBT)	(44.4)	(27.6)	(39.5)

Unallocated and intersegment elimination consists of mainly intercompany activities and loans, corporate functions as well as cost allocations.
(1) Acquisition related charges consist of transaction costs incurred from acquisitions during the period or subsequent business integration related project costs directly associated with an acquired business.
(2) Reorganization and restructuring costs represent fees and costs associated with various internal reorganization and restructuring initiatives across the SSU’s segments, including severance costs and changes share-based compensation plans as a result of the reorganization or restructuring.
(3) Consulting fees include consultancy fees in connection with the offering contemplated by a Prospectus, acquisitions, financing (equity and debt), strategic projects and the replacement of management posts.
(4) Share-based compensation represents
non-cash
share-based compensation expenses related to option awards to employees and executives.
(5)
Ramp-up
costs include expenses from the expansion into and development of new markets, which were incurred in advance to generate sales revenues in these markets for the first time. In particular, these relate to incremental marketing and personnel expenses as well as set up costs related to IT and new domains which are not capitalizable.
(6) Other items are excluded from adjusted EBITDA because they are not considered to be representative of the performance of our businesses.

Summary of Reconciliations of Information on Reportable Segments
Reconciliations of information on reportable segments to the amounts reported in the financial statements

	September 30,
EUR million	2021	2020	2019
I. Revenue
Total segment revenue	878.3	707.8	540.6
Unallocated and intersegment elimination	(6.3)	(4.6)	(3.6)

Consolidated revenue	872.0	703.2	537.1

II. Assets
Total segment assets	702.8	640.3	587.2
Unallocated and intersegment elimination	40.1	41.6	87.9

Consolidated assets	742.9	682.0	675.1

III. Liabilities
Total segment liabilities	537.5	454.2	378.7
Unallocated and intersegment elimination	(168.0)	(119.3)	(73.9)

Consolidated liabilities	369.5	334.9	304.9

Summary of Geographical Information of Noncurrent Assets
Non-current
assets are presented according to the SSU’s registered office. The tangible and other intangible assets of SIGNA Sports United GmbH are mainly located in Germany. Therefore, goodwill is not included in the geographical allocation of non-current
assets.

	Non-current assets as of September 30,
EUR million	2021	2020
Germany	245.8	219.1
Switzerland	0.2	0.1
Austria	0.6	0.4
France	31.4	29.8
Rest of the world	19.2	16.3

Total	297.1	265.8